Exhibit 99.5 Schedule 5

Client Name:
Client Project Name:	PRPM 2026-RCF2
Start - End Dates:	11/11/2021 - 8/18/2025
Deal Loan Count:	3

Rating Agency ATR QM Data Fields

Loans in Report:	3

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
XXXX	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	9416	XXXXXX	6.4584	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	Yes	7470
XXXX	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	6712.04	XXXXXX	7.4643	Employed	Unemployed	Non-Permanent Resident Alien	Non-Permanent Resident Alien	(No Data)	No	0
XXXX	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	25536.37	XXXXXX	7.9515	Employed	(No Data)	Non-Permanent Resident Alien	(No Data)	(No Data)	No	0

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